Related Party Transactions - Schedule of Amount Due to the Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Tao Li [Member]
Related Party Transaction [Line Items]
Amount due to the related parties	$ 703	$ 210,000
Relationship	Director and Chairman of the Board, Chief Executive Officer, Director
Note	Interest free loan
Huijie Gao [Member]
Related Party Transaction [Line Items]
Amount due to the related parties	$ 11,859
Relationship	Chief Financial Officer
Note	Interest free loan
Shuibo Zhang [Member]
Related Party Transaction [Line Items]
Amount due to the related parties		$ 1,630
Relationship	Company’s shareholder, director and officer
Note	Payable to employee